Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2023
Prospectus Date	rr_ProspectusDate	Mar. 31, 2022
RiverFront Dynamic US Flex-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS ETF TRUST

RiverFront Dynamic US Flex-Cap ETF (NYSE ARCA: RFFC)

(the “Fund”)

SUPPLEMENT DATED MARCH 27, 2023

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 31, 2022, AS
SUPPLEMENTED

***

IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME, NON-
FUNDAMENTAL INVESTMENT POLICY, PRINCIPAL INVESTMENT STRATEGIES,
MANAGEMENT FEE AND PORTFOLIO MANAGERS

Effective June 1, 2023, RiverFront Investment Group, LLC (“RiverFront”), will cease to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund’s investment adviser, will assume all responsibility for selecting the Fund’s investments. Accordingly, each of the following changes will take effect on June 1, 2023:

All references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with the following information:

ALPS Active Equity Opportunity ETF

The Fund’s NYSE Arca ticker symbol, RFFC, will remain the same.

All references to the Fund’s non-fundamental investment policy in the Summary Prospectus, Prospectus and SAI to normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of U.S. issuers, is hereby deleted and replaced with the following information:

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.

The section entitled “FEES AND EXPENSES OF THE FUND” in the Summary Prospectus and Prospectus is hereby deleted and replaced with the following information:

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets in a portfolio of equity securities. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

The primary decision factor in selecting the Fund’s portfolio’s securities is the combination of dividend-paying stocks and stocks determined to have high or improving return on invested capital (“ROIC”). In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers typically apply a “bottom up” approach in choosing investments. Due to the nature of the securities in which the Fund invests, the Fund may have relatively high portfolio turnover compared to other funds. The portfolio managers use a disciplined sell strategy for the Fund. The portfolio managers may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. Portfolio managers can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

The Fund may invest in small-, mid- and large-capitalization companies. The Fund will normally invest at least 75% of its net assets in securities of U.S. issuers. The Fund considers a “U.S. issuer” to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States. The Fund may invest substantially in companies in the financial services sector. The Fund may also invest in other exchange-traded funds (“ETFs”) and/or closed-end funds which invest in equity securities.

RiverFront Dynamic US Flex-Cap ETF | RiverFront Dynamic US Flex-Cap ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 603

[1]	Restated to reflect current fees.